Income Tax and Social contribution - Schedule of Income Tax Losses Offsetting Against Future Taxable Profits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net tax losses	R$ 1,971,779	R$ 1,829,244
Income tax loss carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax loss carryforwards	492,945	457,311
Social contribution negative base tax carryforwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Social contribution negative base tax carryforwards	R$ 177,460	R$ 164,632